Debt - Schedule of Debt (Details) - Debt [Member] - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Long-Term Debt [Member]
Related party debt:
Total related party debt	$ 1	$ 367
Long-term debt:
PPP Loan		518
Other notes payable	1	367
Exchange Note		6,669
Convertible Note		7,840
Unamortized debt premium		1,419
Total long-term debt	1	16,813
Less: current portion		(766)
Long-term debt, net of current	1	16,047
Related Party [Member]
Related party debt:
CP Acquisitions Junior Secured Note		3,799
GIC Acquisition Note		645
Green Thumb Note	10,000
Total related party debt	10,000	4,444
Less: current portion	(10,000)	(4,444)
Related party debt, net of current
Short-term debt:
Other Notes Payable - Current	10,000	4,444
Long-term debt:
Other notes payable	10,000	4,444
Short-Term Debt [Member]
Related party debt:
Less: current portion	(4)
Short-term debt:
PPP Loan	518
Other Notes Payable - Current	4
Total short-term debt	$ 522